SHARE-BASED PAYMENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeiture rate maximum (in hundredths)	3.00%
Share based compensation expense	$ 30,700	$ 11,500	$ 19,500
Share based compensation tax benefit	9,800	4,900	6,800
Continuing Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense, Net of Tax	$ 30,700	$ 11,500	$ 16,800
Non-employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance under the Plan. (in shares)	1,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,000,000
The maximum number of shares for which options or other awards may be granted to any employee during any year (in shares)	40,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding awards vesting period (in years)	3 years
Unrecognized compensation cost related to our nonvested restricted stock unit awards	$ 11,000
Period over which compensation cost related to nonvested restricted stock will be recognized (in years)	1 year 9 months 2 days
Weighted Average Price [Abstract]
Nonvested beginning balance (in dollars per share)	$ 45.88
Weighted-average grant date fair value (per share)	20.04	$ 42.98	$ 58.23
Released to participants (in dollars per share)	35.69
Forfeited (in dollars per share)	34.38
Nonvested ending balance (in dollars per share)	$ 31.25	$ 45.88
Fair value of units granted	$ 11,081	$ 10,186	$ 8,463
Fair value of units vested	$ 4,429	$ 6,458	$ 10,649
Restricted stock units and performance stock units activity [Roll forward]
Nonvested beginning balance (in shares)	463,569
Granted (in shares)	552,876
Released to participants (in shares)	(124,075)
Forfeited (in shares)	(10,723)
Nonvested ending balance (in shares)	881,647	463,569
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance under the Plan. (in shares)	10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	2,400,000
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance under the Plan. (in shares)	15,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	200,000
Performance Unit Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding awards vesting period (in years)	3 years
Unrecognized compensation cost related to our nonvested restricted stock unit awards	$ 15,000
Period over which compensation cost related to nonvested restricted stock will be recognized (in years)	1 year 9 months 4 days
Volatility (in hundredths)	39.94%	26.70%	25.48%
Dividend Yield (in hundredths)	11.32%	5.02%	2.63%
Risk-free Interest Rate (in hundredths)	0.93%	1.00%	0.69%
Weighted Average Price [Abstract]
Nonvested beginning balance (in dollars per share)	$ 51.01
Weighted-average grant date fair value (per share)	25.54	$ 50.30	$ 64.75
Released to participants (in dollars per share)	0.00
Forfeited (in dollars per share)	40.66
Nonvested ending balance (in dollars per share)	$ 38.81	$ 51.01
Fair value of units granted	$ 15,229	$ 13,370	$ 12,071
Fair value of units vested	$ 0	$ 13,736	$ 25,795
Restricted stock units and performance stock units activity [Roll forward]
Nonvested beginning balance (in shares)	691,260
Granted (in shares)	596,278
Released to participants (in shares)	0
Forfeited (in shares)	(281,787)
Nonvested ending balance (in shares)	1,005,751	691,260
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance under the Plan. (in shares)	11,600,000
Maximum allowable percentage of annual base pay withheld to purchase our common stock (in hundredths)	10.00%
Purchase price percentage of the lower of its grant date or exercise date market price (in hundredths)	85.00%
Percentage of employees participating in the Employee Stock Purchase Plan (in hundredths)	57.00%	53.00%	67.00%
Shares sold under the Employee Stock Purchase Plan (in shares)	232,553	222,872	110,592
Share Price of Shares Sold Under the Employee Stock Purchase Plan (In Dollars per Share)	$ 27.21	$ 25.51	$ 43.85
Employee Stock Award Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance under the Plan. (in shares)	900,000
Shares Sold Under Employee Stock Award Program	0	0	49,864
Share based compensation expense			$ 2,100
Description of the Plan	Under our Employee Stock Award Program, we issued, for no monetary consideration, to all eligible employees one share of our common stock when the per-share closing price of our common stock on the NYSE was for the first time at or above $13 per share, and one additional share of common stock when the per-share closing price of our common stock on the NYSE was at or above each one dollar increment above $13.